Fair value of financial instruments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 545,782	£ 519,433
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	5,197	790
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	107
Fair value adjustments	(319)
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	71
Fair value adjustments	(577)	(506)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	(116)
Fair value adjustments	(11)	(127)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(319)	(212)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	117
Fair value adjustments	208	91
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	1,076	880
Unfavorable changes	£ 1,328	£ 1,005
Education, social housing, and local authority porfolio | Level 3
Disclosure of detailed information about financial instruments [line items]
Fixed rate loan notional amount concentrated towards bottom of range, percentage	88.00%
Education, social housing, and local authority porfolio | Level 3 | Loan spread | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	200
Education, social housing, and local authority porfolio | Bottom of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0050	0.0031
Education, social housing, and local authority porfolio | Top of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0589	0.1552
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	£ 126	£ 133
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	59	59
Difference between inital FV and transaction price to be recognised in profit or loss, Amortisation and releases	66	42
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	216	230
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	0	0
Difference between inital FV and transaction price to be recognised in profit or loss, Amortisation and releases	£ 14	£ 17